Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, net

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$ 2,287	$ 2,643
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$ 2,287	$ 2,643

Financial instruments that potentially subject Navios Containers to concentrations of credit risk are accounts receivable. Navios Containers does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.